Other income	12 Months Ended
Dec. 31, 2023
Other income.
Other income

9.Other income

	2023	2022	2021
	$’000	$'000	$'000

Insurance claims	321	2,092	6,861
Other income	83	2,584	11,648
	404	4,676	18,509

Other income for the 2021 year mainly relates to the remeasurement of the liabilities for contingent consideration on the Skysites Acquisition and the IHS Kuwait Acquisition.